Income Taxes - Income Tax Expense and Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current income taxes (benefits): U.S. federal	$ (142.9)	$ 96.9	$ 19.1
Current income taxes (benefits): State	21.7	11.4	12.6
Current income taxes (benefits): Tax benefit of operating loss carryforwards			(0.1)
Total current income taxes (benefits)	(121.2)	108.3	31.6
Deferred income taxes (benefits): U.S. federal	1,243.3	124.4	128.5
Deferred income taxes (benefits): State	(4.5)	0.5
Total deferred income taxes (benefits)	1,238.8	124.9	128.5
Income taxes (benefits)	1,117.6	233.2	160.1
Income (loss) before income taxes
Income (loss) before income taxes - domestic	5,840.8	1,686.8	1,227.5
Income (loss) before income taxes	$ 5,840.8	$ 1,686.8	$ 1,227.5